Employee Benefit Plans - Summary of Activity of Gratuity Plans (Details) (10K) - Mann- India Technologies Private Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Projected benefit obligation, beginning	$ 121,575	$ 104,507
Service cost	11,442	14,177
Interest cost	7,678	7,356
Benefits paid		(4,493)
Actuarial (gain)/loss	(56,857)	(6,891)
Effect of exchange rate changes	(9,296)	6,919
Projected benefit obligation, ending	74,541	121,575
Unfunded amount–non-current	63,127	101,297
Unfunded amount–current	11,414	20,278
Total accrued liability	74,541	121,575
Leave Encashment [Member]
Projected benefit obligation, beginning	45,548	27,023
Service cost	4,502	9,551
Interest cost	2,876	1,902
Benefits paid		(740)
Actuarial (gain)/loss	(26,980)	5,739
Effect of exchange rate changes	(3,377)	2,073
Projected benefit obligation, ending	22,569	45,548
Unfunded amount–non-current	18,398	8,437
Unfunded amount–current	4,171	37,111
Total accrued liability	$ 22,569	$ 45,548